Organization and Nature of Operations (Details)		6 Months Ended
	Jul. 19, 2021 $ / shares shares	Jun. 30, 2021
Schedule of Investments [Line Items]
Maximum threshold of number of employees for consideration of a small and medium-sized enterprise		1,000
Subsequent Event
Schedule of Investments [Line Items]
Spinoff transaction, conversion ratio	1
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001
Private Placement | Subsequent Event
Schedule of Investments [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	20,623,282
SolarWinds Holdings, Inc. | Subsequent Event
Schedule of Investments [Line Items]
Spinoff transaction, conversion ratio	2
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001
Stock issued during period distributed for spinoff (in shares)	158,124,341
Common stock outstanding after distribution due to spinoff (in shares)	316,248,682